Administrative expenses	12 Months Ended
Dec. 31, 2021
Administrative expenses

21. Administrative expenses

	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
General and administrative	$2,677	$2,353	$4,175
Argentina statutory taxes	996	654	641
Professional fees	746	986	1,566
Operating leases	59	132	130
Directors’ remuneration	221	244	259
Loss (gain) on sale of property, plant and equipment	(336)	194	(76)
Depreciation of property, plant and equipment	2,596	2,961	3,028
Depreciation allocated to inventory	(2,158)	(2,605)	(2,501)
Depletion of mineral properties	1,272	477	3,456
Amortization of mining rights	100	100	100
Consulting fees	51	115	18
Transaction taxes expense	203	-	248
Total	$6,427	$5,611	$11,044